Share-Based Compensation - Additional Information on Stock Option Activity (Detail) (Stock Option [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
WhiteWave Foods [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted	$ 4.42	$ 4.91
Intrinsic value of options exercised	$ 2,616	$ 0
Fair value of shares vested	4,006	0
Tax benefit related to stock option expense	2,769	236
Dean Foods Net Investment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value per share of options granted	$ 0	$ 4.72	$ 4.04
Intrinsic value of options exercised	441	105	13
Fair value of shares vested	3,920	3,651	3,433
Tax benefit related to stock option expense	$ 358	$ 460	$ 646